OTHER NON-CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$534	$540
Derivative liabilities	95	160
Provisions	241	216
Deferred revenue	1	2
Total other non-current liabilities	$871	$918